RESEARCH AND DEVELOPMENT EXPENSES - Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RESEARCH AND DEVELOPMENT EXPENSES
Gross research and development expenses	€ (8,413)	€ (7,596)	€ (5,751)
Research Tax Credit	458	411	581
Grants	229	222	250
Net Research and development expenses	€ (7,726)	€ (6,963)	€ (4,920)